Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

Major classifications of premises and equipment as of December 31, 2014 and 2013 are summarized as follows:

	2014	2013
Land	$11,389	3,205
Building and improvements	12,525	6,500
Furniture and equipment	5,854	2,904
Leasehold improvement	3,045	2,377
Construction in process	1,348	4,136
Automobile	53	—

	34,214	19,122
Less accumulated depreciation	6,654	2,941

	$27,560	16,181

Depreciation expense amounted to approximately $836,000, $737,000 and $553,000 in 2014, 2013 and 2012, respectively.